REDEEMABLE PREFERRED STOCK (Tables)	12 Months Ended
Dec. 31, 2021
REDEEMABLE PREFERRED STOCK
Schedule of rates for dividends on redeemable preferred stock

	Spread Increase
	(effective on the
	first day of the
	applicable	Cash Dividend	Accrued
Dividend Period	period)	Spread	Dividend
From February 19, 2019 through February 19, 2024	N/A	7.50%	8.00%
From February 19, 2024 through February 19, 2025	1.00%	8.50%	9.00%
From February 19, 2025 through February 19, 2026	1.00%	9.50%	10.00%
From February 19, 2026 through February 19, 2027	1.00%	10.50%	11.00%
From February 19, 2027 through February 19, 2028	1.00%	11.50%	12.00%
From February 19, 2028 through February 19, 2029	1.00%	12.50%	13.00%
From February 19, 2030	N/A	12.50%	13.00%

Schedule of redemption rates for redeemable preferred stock

Redemption
Period in Which Such Date Occurs	Percentage
If such date occurs during the period from and including the First Call Date to, but not including, February 19, 2023	105.00%
If such date occurs during the period from and including February 19, 2023 to, but not including, February 19, 2024	102.50%
If such date occurs on or after February 19, 2024	100.00%